Acquisitions, Divestitures, Assets and Liabilities Held for Sale, Licensing Arrangements, Research and Development and Collaborative Arrangements, Equity-Method Investments and Privately Held Investment (Tables)
12 Months Ended
Dec. 31, 2018
Business Combinations, Discontinued Operations And Disposal Groups, Collaborative Arrangements And Equity Method Investments [Abstract]
Summary of Assets and Liabilities Held For Sale
The amounts associated with the Consumer Healthcare business, as well as other assets classified as held for sale consisted of the following:

	As of December 31,
(MILLIONS OF DOLLARS)	2018	2017
Assets Held for Sale
Cash and cash equivalents	$32	$—
Trade accounts receivable, less allowance for doubtful accounts	532	—
Inventories	538	—
Other current assets	56	—
PP&E	675	—
Identifiable intangible assets, less accumulated amortization	5,763	—
Goodwill	1,972	—
Noncurrent deferred tax assets and other noncurrent tax assets	54	—
Other noncurrent assets	57	—
Total Consumer assets held for sale	9,678	—
Other assets held for sale(a)	46	12
Assets held for sale	$9,725	$12

Liabilities Held for Sale

Trade accounts payable	$406	$—
Income taxes payable	39	—
Accrued compensation and related items	93	—
Other current liabilities	353	—
Pension benefit obligations, net	39	—
Postretirement benefit obligations, net	33	—
Noncurrent deferred tax liabilities	870	—
Other noncurrent liabilities	56	—
Total Consumer liabilities held for sale	$1,890	$—

(a)	Other assets held for sale consist of PP&E.

Schedule of Collaborative Arrangements and Non-collaborative Arrangement Transactions

The following table provides the amounts and classification of payments (income/(expense)) between us and our collaboration partners:
	Year Ended December 31,
(MILLIONS OF DOLLARS)	2018	2017	2016
Revenues—Revenues(a)	$571	$606	$659
Revenues—Alliance revenues(b)	3,838	2,927	1,746
Total revenues from collaborative arrangements	4,409	3,533	2,405
Cost of sales(c)	(296)	(329)	(315)
Selling, informational and administrative expenses(d)	(90)	(54)	(5)
Research and development expenses(e)	162	222	64
Other income/(deductions)—net(f)	281	249	542

(a)	Represents sales to our partners of products manufactured by us.

(b)	Substantially all relates to amounts earned from our partners under co-promotion agreements. The increases in 2018 and 2017 reflect increases in alliance revenues from Eliquis and Xtandi.

(c)
Primarily relates to amounts paid to collaboration partners for their share of net sales or profits earned in collaboration arrangements where we are the principal in the transaction, and cost of sales associated with inventory purchased from our partners.

(d)	Represents net reimbursements to our partners for selling, informational and administrative expenses incurred.

(e)
Primarily relates to upfront payments and pre-approval milestone payments earned by our partners as well as net reimbursements. The upfront and milestone payments were as follows: $50 million in 2018, $15 million in 2017 and $15 million in 2016. Our collaboration with Lilly (see below) also includes reimbursements of $98 million in 2018, $147 million in 2017 and $120 million in 2016.

(f)
Primarily relates to royalties from our collaboration partners. The decrease in 2017 is due to the October 31, 2016 expiration of our 36 month royalty arrangement on sales of Enbrel in the U.S. and Canada, partially offset by a full year of royalties earned in 2017, versus a partial year in 2016, on Xtandi ex-U.S. sales.